SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue by phase in well's life cycle	$ 909,517	$ 876,729	$ 834,152
Production Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by phase in well's life cycle	567,249	554,097	557,327
Drilling and Evaluation Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue by phase in well's life cycle	$ 342,268	$ 322,632	$ 276,825